Accounts Receivable, Net (Details) - Schedule of Accounts Receivable and Allowance for Credit Losses - USD ($)	Mar. 31, 2024	Sep. 30, 2023
Schedule of Accounts Receivable and Allowance for Credit Losses [Abstract]
Accounts receivable	$ 5,641,953	$ 4,134,980
Less: allowance for credit losses	(1,382,020)	(354,907)
Accounts receivable, net	$ 4,259,933	$ 3,780,073